Unaudited Condensed Consolidated Income Statements - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenues and other income
Operating lease, lease income	$ 1,767,638	$ 1,747,562	$ 3,563,190	$ 3,512,653
Net gain on sale of assets	57,098	129,459	234,016	289,039
Other income	62,016	81,124	166,578	174,541
Total Revenues and other income	1,886,752	1,958,145	3,963,784	3,976,233
Expenses
Depreciation and amortization	668,932	636,419	1,328,667	1,269,897
Net recoveries related to Ukraine Conflict	(972,822)	0	(972,822)	(22,749)
Asset impairment	2,369	27,686	5,609	30,356
Interest expense	518,866	478,282	1,021,726	969,797
Loss on debt extinguishment	1,982	7,008	1,982	7,020
Leasing expenses	94,539	172,791	175,284	321,405
Selling, general and administrative expenses	170,830	125,333	283,931	244,625
Total Expenses	484,696	1,447,519	1,844,377	2,820,351
Loss on investments at fair value	(22,533)	(18,207)	(23,928)	(4,684)
Income before income taxes and income of investments accounted for under the equity method	1,379,523	492,419	2,095,479	1,151,198
Income tax expense	(168,366)	(76,346)	(279,339)	(170,455)
Equity in net earnings of investments accounted for under the equity method	48,052	32,094	85,930	71,634
Net income	1,259,209	448,167	1,902,070	1,052,377
Net (income) loss attributable to non-controlling interest	0	(1)	(1)	3
Net income attributable to AerCap Holdings N.V.	$ 1,259,209	$ 448,166	$ 1,902,069	$ 1,052,380
Basic earnings per share (in USD per share)	$ 7.24	$ 2.33	$ 10.76	$ 5.42
Diluted earnings per share (in USD per share)	$ 7.09	$ 2.28	$ 10.51	$ 5.30
Weighted average shares outstanding—basic (in shares)	173,960,277	192,515,755	176,725,697	194,144,800
Weighted average shares outstanding—diluted (in shares)	177,541,220	196,881,272	181,062,000	198,514,778
Basic lease rents
Revenues and other income
Operating lease, lease income	$ 1,652,669	$ 1,567,526	$ 3,301,730	$ 3,153,157
Maintenance rents and other receipts
Revenues and other income
Operating lease, lease income	$ 114,969	$ 180,036	$ 261,460	$ 359,496